Schedule of Trade and Other Payables (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Trade payables	$ 50	$ 58	$ 62
Accrued expenses	206	188	160
Payroll and related accruals	28	28	98
Advance from customer			50
Lease liability			39
Related Parties	144	114	64
Trade and other payables	$ 428	$ 388	$ 473